UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



           Report for the Calendar Year or Quarter Ended June 30, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Tiger Veda Management, LLC

Address:  101 Park Ave
          New York, New York 10178
          Attention: Manish Chopra


13F File Number: 028-12143

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Manish Chopra
Title:    Managing Member
Phone:    212-984-2475


Signature, Place and Date of Signing:


/s/ Manish Chopra               New York, New York            August 6, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       2

Form 13F Information Table Entry Total: 26

Form 13F Information Table Value Total: $370,790
                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Form 13F File Number                        Name

(1) 028-12144                               Tiger Veda Global L.P.
(2) 028-12700                               Tiger Veda L.P.

                                                      FORM 13F INFORMATION TABLE
                                                      Tiger Veda Management, LLC
                                                             June 30, 2008

COLUMN 1                      COLUMN  2        COLUMN 3   COLUMN 4      COLUMN 5       COLUMN 6       COLUMN 7       COLUMN 8

                                                           VALUE   SHRS OR   SH/ PUT/  INVESTMENT      OTHER      VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS   CUSIP      (X$1000) PRN AMT   PRN CALL  DISCRETION      MANAGERS  SOLE   SHARED  NONE
--------------                --------------   -----      -------- -------   --- ----  ----------      --------  ----   ------  ----
AMERICA MOVIL SA DE CV        SPON ADR L SHS   02364W105  36,377     689,603 SH        SHARED-DEFINED  (1), (2)         689,603
ANTHRACITE CAP INC            COM              037023108   3,520     500,000 SH        SHARED-DEFINED  (1), (2)         500,000
ARBOR RLTY TR INC             COM              038923108     628      70,000 SH        SHARED-DEFINED  (1), (2)          70,000
ARCELORMITTAL SA LUXEMBOURG   NY REGISTRY SH   03938L104  19,384     195,655 SH        SHARED-DEFINED  (1), (2)         195,655
BARE ESCENTUALS INC           COM              067511105   7,867     420,000 SH        SHARED-DEFINED  (1), (2)         420,000
CAPITAL TRUST INC MD          CL A NEW         14052H506   7,684     400,000 SH        SHARED-DEFINED  (1), (2)         400,000
CAPITALSOURCE INC             COM              14055X102   2,770     250,000 SH        SHARED-DEFINED  (1), (2)         250,000
CREE INC                      COM              225447101   4,562     200,000 SH        SHARED-DEFINED  (1), (2)         200,000
CYPRESS SEMICONDUCTOR CORP    COM              232806109  45,045   1,820,000 SH        SHARED-DEFINED  (1), (2)       1,820,000
DOMTAR CORP                   COM              257559104  15,865   2,911,000 SH        SHARED-DEFINED  (1), (2)       2,911,000
EMPRESA DIST Y COMERCIAL NOR  SPON ADR         29244A102   9,960     873,725 SH        SHARED-DEFINED  (1), (2)         873,725
GOOGLE INC                    CL A             38259P508  27,321      51,900 SH        SHARED-DEFINED  (1), (2)          51,900
GPO AEROPORTUARIO DEL PAC SA  SPON ADR B       400506101  14,497     493,601 SH        SHARED-DEFINED  (1), (2)         493,601
GRAMERCY CAP CORP             COM              384871109   6,954     600,000 SH        SHARED-DEFINED  (1), (2)         600,000
HUTCHISON TELECOMM INTL LTD   SPONSORED ADR    44841T107  19,714     928,169 SH        SHARED-DEFINED  (1), (2)         928,169
KAISER ALUMINUM CORP          COM PAR $0.01    483007704  22,130     413,411 SH        SHARED-DEFINED  (1), (2)         413,411
KBW INC                       COM              482423100   8,232     400,000 SH        SHARED-DEFINED  (1), (2)         400,000
MACQUARIE INFRASTR CO LLC     MEMBERSHIP INT   55608B105   6,449     254,989 SH        SHARED-DEFINED  (1), (2)         254,989
MIRANT CORP NEW               COM              60467R100  21,396     546,517 SH        SHARED-DEFINED  (1), (2)         546,517
NORTHSTAR REALTY FIN CORP     COM              66704R100   6,448     775,000 SH        SHARED-DEFINED  (1), (2)         775,000
PILGRIMS PRIDE CORP           COM              721467108  20,176   1,553,200 SH        SHARED-DEFINED  (1), (2)       1,553,200
POLARIS INDS INC              COM              731068102   8,803     218,000 SH        SHARED-DEFINED  (1), (2)         218,000
SBA COMMUNICATIONS CORP       COM              78388J106  23,392     649,610 SH        SHARED-DEFINED  (1), (2)         649,610
SCRIPPS E W CO OHIO           CL A             811054204   9,210   3,000,000 SH        SHARED-DEFINED  (1), (2)       3,000,000
SEACOR HOLDINGS INC           COM              811904101  10,990     122,778 SH        SHARED-DEFINED  (1), (2)         122,778
SUNPOWER CORP                 COM CL A         867652109  11,416     158,600 SH        SHARED-DEFINED  (1), (2)         158,600








SK 25158 0004 904363